Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Taxes

NOTE 10 - TAXES

(a)	Corporate Income Taxes (“CIT”)

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled. SSLJ.com and SSLJ Holdings are both offshore holding companies and are not subject to tax on income or capital gains under the laws of the Cayman Islands and British Virgin Islands, respectively.

SSLJ HK was incorporated in Hong Kong and is subject to Hong Kong corporate income tax at a rate of 16.5% on the estimated assessable profits arising from Hong Kong.

SSLJ Management and Shengshi are registered in the PRC and are generally subject to corporate income tax at unified rate of 25%. Shengshi’s subsidiaries - Intelligent Technology and Culture Communication were incorporated in Shigatse Prefecture, Tibet Autonomous Region, PRC and enjoyed an income tax rate of 9% until December 31, 2017, followed by a reduced income tax rate of 15%.

Prior to January 1, 2016, the Company was subject to a fixed-rate income tax assessed by the local tax authority. Under the fixed-rate income tax system, 8% of annual gross revenue is deemed Taxable Net Income (“TNI”) for income tax purposes, without giving consideration to the costs and operating expenses. The income tax is then levied at 25% of the TNI. Thus, despite the fact that the Company incurred an operating loss for the year ended December 31, 2015, $16,563 was assessed as income tax under the fixed-rate income tax system by the local tax authority. The fixed-rate income tax method is no longer available to the Company starting January 1, 2016. The Company is subject to a corporate income tax at unified rate of 25% on net income generated going forward.

A reconciliation of income tax expense, as computed using the PRC statutory income tax rate of 25%, to the provision for income taxes for the years ended December 31, 2017, 2016 and 2015, is as follows:

	For year ended December 31, 2017	For year ended December 31, 2016	For year ended December 31, 2015
PRC statutory tax rate	25%	25.0%	25.0%
Impact of favorite income tax holiday	-	-	(24.1)
Change in valuation allowance	(25.0)	(25.0)	-
Effective tax rate	0.0%	0.0%	0.9%

The breakdown of the Company’s income before income tax expense is as follows:

	For year ended December 31, 2017	For year ended December 31, 2016	For year ended December 31, 2015
Loss before income tax expense from China	23,539,554	13,176,768	1,833,111
Loss before income tax expense outside from China	169,899	-	-

Total	23,709,453	13,176,768	1,833,111

The effect of temporary differences is included in the deferred tax accounts as follows:

	December 31, 2017	December 31, 2016
Deferred taxes asset:
Net operating losses	$7,035,076	$2,406,410
Excess of deductible advertising fee	1,984,970	569,335
Accrued salaries and welfare	246,450	87,438
Donation expenditure	80,261	80,261
Deferred rent	46,374	29,388
Allowance for doubtful accounts	9,143	1,740
Allowance for inventories	1,857	916
	9,404,131	3,175,488
Valuation allowance	(9,404,131)	(3,175,488)
Net deferred tax asset (liability)	$-	$-

According to Chinese tax regulations, net operating losses (“NOL”) can be carried forward to offset operating income for five years, and the excess of advertising fee can be carried forward to offset future operating income for three years. A valuation allowance is established for deferred tax assets if it is more likely than not that these items will either expire before the Company is able to realize their benefits, or that the realization of future deductions is uncertain. Management performs an assessment over future taxable income to analyze whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company has evaluated all available positive and negative evidence, because there is uncertainty regarding the Company’s ability to realize its deferred tax assets (liabilities), a 100% valuation allowance has been established.

The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. The Company did not have any accrued interest or penalties associated with any unrecognized tax benefits, nor were any interest expense recognized for the years ended December 31, 2017, 2016 and 2015.